Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Investments Abstract
Schedule of the investees financial statements and equity interest

Company	Equity			Contribution	Dividends distributed	Profit (loss) for the year
	2024	2023	2022	2024	2024	2024	(*)	2023	2022

Sesamm	75,307	61,275	59,371	-	(4,677)	18,709	-	20,389	14,825
Águas de Andradina	37,959	34,088	30,777	-	(1,068)	4,939	-	3,311	1,186
Águas de Castilho	8,782	12,784	10,787	-	(6,157)	2,155	-	1,997	1,403
Attend Ambiental	55,162	43,263	29,729	-	(6,987)	18,886	-	17,749	8,177
Aquapolo Ambiental	116,688	102,442	73,926	-	(26,758)	41,004	-	37,516	30,496
Paulista Geradora de Energia (**)	27,004	42,307	10,486	-	-	(443)	-	1,728	(744)
Cantareira SP Energia	10,613	10,650	1,000	-	-	(37)	-	(464)	-
Barueri Energia Renovável	251,420	63,309	69,258	201,172	-	(12,477)	(584)	(1,686)	-
Infranext Soluções em Pavimentação	4,154	4,699	7,050	-	-	(522)	(23)	(2,351)	-
Sabesp Olímpia	(16,766)	(3,066)	-	-	-	(13,700)	-	(3,877)	-

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2023 were issued after the disclosure of SABESP’s consolidated financial statements.
(**)	The reduction in Equity is due to Advances for Future Capital Increase from other investors that were not converted into share capital, totaling R$ 14,860.

The balances of investments and the respective changes are as follows:

	Investiments		Contribution	Dividends distributed	Reclassification (***)	Equity in the earnings of subsidiaries					Interest percentage
	2024	2023	2024	2024	2024	2024	Reversal	(*)	2023	2022	2024	2023	2022
Sesamm	27,111	22,059	-	(1,683)	-	6,735		-	7,340	5,337	36%	36%	36%
Águas de Andradina	11,387	10,225	-	(320)	-	1,482		-	992	356	30%	30%	30%
Águas de Castilho	2,635	3,835	-	(1,847)	-	647		-	599	421	30%	30%	30%
Attend Ambiental	24,824	19,469	-	(3,143)	-	8,498		-	7,987	3,680	45%	45%	45%
Aquapolo Ambiental	57,178	50,196	-	(13,111)	-	20,093		-	18,383	14,943	49%	49%	49%
Paulista Geradora de Energia	6,750	6,861	-	-	-	(111)		-	432	(186)	25%	25%	25%
Cantareira SP Energia	5,194	5,212	-	-	-	(18)		-	(227)	-	49%	49%	49%
Barueri Energia Renovável	50,285	12,663	40,234	-	-	(2,495)		(117)	(2,054)	-	20%	20%	20%
Infranext Soluções em Pavimentação	-	-	-	-	(608)	(235)	853	(10)	(1,058)	-	45%	45%	45%
Total	185,364	130,520	40,234	(20,104)	(608)	34,596	853	(127)	32,394	24,551
FOXX URE-BA Ambiental (**)	24,340	25,244
Other investments	6,099	6,099
Overall total	215,803	161,863

(*)	Refers to changes in the equity of investees, as their financial statements for the year ended December 31, 2023 were issued after the disclosure of SABESP’s consolidated financial statements.

(**)	The amount presented refers to the fair value adjustment in the acquisition of Barueri Energia Renovável in 2024.

(***) The	amount of the investee’s loss exceeding the investment was reclassified to Noncurrent Liabilities.